Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Disclosure of Financial Instruments and Fair Value Measurements Explanatory

The carrying value and fair value of financial instruments by categories as of March 31, 2020 were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	2,465	—	—	—	—	2,465	2,465
Investments (Refer Note 2.2)
Liquid mutual funds	—	—	278	—	—	278	278
Fixed maturity plan securities	—	—	65	—	—	65	65
Quoted debt securities	244	—	—	—	404	648	688(1)
Certificates of deposit	—	—	—	—	149	149	149
Unquoted equity and preference securities	—	—	1	14	—	15	15
Unquoted investments others	—	—	7	—	—	7	7
Trade receivables	2,443	—	—	—	—	2,443	2,443
Unbilled revenues (3) (Refer to Note 2.12)	369	—	—	—	—	369	369
Prepayments and other assets (Refer to Note 2.4)	476	—	—	—	—	476	465(2)
Derivative financial instruments	—	—	7	—	1	8	8
Total	5,997	—	358	14	554	6,923	6,952
Liabilities:
Trade payables	377	—	—	—	—	377	377
Lease liabilities	612	—	—	—	—	612	612
Derivative financial instruments	—	—	62	—	3	65	65
Financial liability under option arrangements (Refer to note 2.10)	—	—	82	—	—	82	82
Other liabilities including contingent consideration (Refer note 2.5)	1,054	—	45	—	—	1,099	1,099
Total	2,043	—	189	—	3	2,235	2,235

(1)	On account of fair value changes including interest accrued
(2)	Excludes interest accrued on quoted debt securities carried at amortized cost of $11 million.
(3)	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

The carrying value and fair value of financial instruments by categories as of March 31, 2019 were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	2,829	—	—	—	—	2,829	2,829
Investments (Refer Note 2.2)
Liquid mutual funds	—	—	258	—	—	258	258
Fixed maturity plan securities	—	—	66	—	—	66	66
Quoted debt securities	277	—	—	—	577	854	884(1)
Certificates of deposit	—	—	—	—	358	358	358
Commercial Paper	—	—	—	—	72	72	72
Unquoted equity and preference securities:	—	—	3	15	—	18	18
Unquoted investments others	—	—	2	—	—	2	2
Trade receivables	2,144	—	—	—	—	2,144	2,144
Unbilled revenues (3) (Refer to Note 2.12)	303	—	—	—	—	303	303
Prepayments and other assets (Refer to Note 2.4)	529	—	—	—	—	529	517(2)
Derivative financial instruments	—	—	43	—	5	48	48
Total	6,082	—	372	15	1,012	7,481	7,499
Liabilities:
Trade payables	239	—	—	—	—	239	239
Derivative financial instruments	—	—	2	—	—	2	2
Other liabilities including contingent consideration (Refer note 2.5)	1,263	—	27	—	—	1,290	1,290
Total	1,502	—	29	—	—	1,531	1,531

(1)	On account of fair value changes including interest accrued
(2)	Excludes interest accrued on quoted debt securities carried at amortized cost of $12 million.
(3)	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

Schedule of Fair Value Hierarchy of Assets and Liabilities

Fair value hierarchy of assets and liabilities as of March 31, 2020:

(Dollars in millions)
	As of March 31, 2020	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments in liquid mutual fund units (Refer to Note 2.2)	278	278	—	—
Investments in fixed maturity plan securities (Refer Note 2.2)	65	—	65	—
Investments in quoted debt securities (Refer to Note 2.2)	688	618	70	—
Investments in certificate of deposit (Refer Note 2.2)	149	—	149	—
Investments in unquoted equity and preference securities (Refer to Note 2.2)	15	—	—	15
Investment in unquoted investments others (Refer Note 2.2)	7	—	—	7
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	8	—	8	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	65	—	65	—
Financial liability under option arrangements (Refer to note 2.10)	82	—	—	82
Liability towards contingent consideration (Refer note 2.5)*	45	—	—	45

*	Discount rate pertaining to contingent consideration ranges from 8% to 14%.

Fair value hierarchy of assets and liabilities as of March 31, 2019:

(Dollars in millions)
	As of March 31, 2019	Fair value measurement at end of the reporting period using
		Level 1	Level 2	Level 3
Assets
Investments in liquid mutual fund units (Refer to Note 2.2)	258	258	—	—
Investments in fixed maturity plan securities (Refer Note 2.2)	66	—	66	—
Investments in quoted debt securities (Refer to Note 2.2)	884	630	254	—
Investments in certificate of deposit (Refer Note 2.2)	358	—	358	—
Investments in commercial paper (Refer Note 2.2)	72	—	72	—
Investments in unquoted equity and preference securities (Refer to Note 2.2)	18	—	—	18
Investment in unquoted investments others (Refer Note 2.2)	2	—	—	2
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	48	—	48	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	2	—	2	—
Liability towards contingent consideration (Refer note 2.5)*	27	—	—	27

*	Discounted contingent consideration at 9% to 16%.

Summary of Income from Financial Assets or Liabilities

Income from financial assets

(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Interest income on financial assets carried at amortized cost	181	201	260
Interest income on financial assets fair valued through other comprehensive income	46	92	106
Dividend income on investments carried at fair value through profit or loss	—	—	1
Gain / (loss) on investments carried at fair value through profit or loss	26	24	39
Gain / (loss) on investments carried at fair value through other comprehensive income	6	—	—
	259	317	406

Schedule of Analysis of Foreign Currency Risk From Monetary Assets and Liabilities

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2020:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Cash and cash equivalents	162	67	21	28	165	443
Trade receivables	1,528	308	141	86	291	2,354
Unbilled revenues*	305	60	15	18	22	420
Other assets	100	13	9	5	29	156
Trade payables	(101)	(20)	(14)	(10)	(192)	(337)
Lease liabilities	(222)	(131)	(47)	(8)	(65)	(473)
Other liabilities	(534)	(105)	(21)	(35)	(179)	(874)
Net assets / (liabilities)	1,238	192	104	84	71	1,689

*	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2019:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Cash and cash equivalents	237	38	16	31	161	483
Trade receivables	1,438	267	148	76	140	2,069
Unbilled revenues*	230	48	16	16	17	327
Other assets	66	15	5	5	45	136
Trade payables	(102)	(19)	(20)	(12)	(15)	(168)
Other liabilities	(509)	(66)	(28)	(25)	(86)	(714)
Net assets / (liabilities)	1,360	283	137	91	262	2,133

Summary of Outstanding Foreign Forward and Options Contract

The following table gives details in respect of outstanding foreign exchange forward and options contracts:

(In millions)
	As of
	March 31, 2020	March 31, 2019
Derivatives designated as cash flow hedges
Option Contracts
In Australian dollars	110	120
In Euro	120	135
In United Kingdom Pound Sterling	21	25
Other derivatives
Forward contracts
In Australian dollars	2	8
In Brazilian Real	57	—
In Canadian dollars	21	13
In Chinese Yuan	210	—
In Euro	191	176
In Japanese Yen	—	550
In New Zealand dollars	16	16
In Norwegian Krone	40	40
In Poland złoty	92	—
In Romanian Leu	20	—
In Singapore dollars	177	140
In Swedish Krona	50	50
In Swiss Franc	1	25
In U.S. Dollars	1,048	955
In United Kingdom Pound Sterling	50	80
Option contracts
In Australian dollars	—	10
In Canadian dollars	—	13
In Euro	—	60
In Swiss Franc	—	5
In U.S. Dollars	555	433
In United Kingdom Pound Sterling	—	10

Summary of Derivative Financial Instruments into Relevant Maturity Groupings	The table below analyzes the derivative financial instruments into relevant maturity groupings based on the remaining period as of the balance sheet date:
(Dollars in millions)
	As of
	March 31, 2020	March 31, 2019
Not later than one month	752	640
Later than one month and not later than three months	1,153	1,001
Later than three months and not later than one year	424	591
	2,329	2,232

Summary of Reconciliation of Cash Flow Hedge Reserve

The following table provides the reconciliation of cash flow hedge reserve:

(Dollars in millions)
	Year ended March 31, 2020	Year ended March 31, 2019
Gain / (Loss)
Balance at the beginning of the period	3	—
Gain / (Loss) recognized in other comprehensive income during the period	3	17
Amount reclassified to profit or loss during the period	(10)	(13)
Tax impact on above	2	(1)
Balance at the end of the period	(2)	3

Summary of Quantitative Information About Offsetting of Derivative Financial Assets And Derivative Financial Liabilities

The following table provides quantitative information about offsetting of derivative financial assets and derivative financial liabilities:

(Dollars in millions)
	As of
	March 31, 2020		March 31, 2019
	Derivative financial asset	Derivative financial liability	Derivative financial asset	Derivative financial liability
Gross amount of recognized financial asset/liability	11	(68)	48	(2)
Amount set off	(3)	3	—	—
Net amount presented in balance sheet	8	(65)	48	(2)

Summary of Percentage of Revenues

The following table gives details in respect of percentage of revenues generated from top customer and top ten customers:

	(In %)
	Year ended March 31,
	2020	2019	2018
Revenue from top customer	3.1	3.6	3.4
Revenue from top ten customers	19.2	19.0	19.3

The table below presents disaggregated revenues from contracts with customers by geography and offerings for each of our business segments. The Group believes this disaggregation best depicts how the nature, amount, timing and uncertainty of revenues and cash flows are affected by industry, market and other economic factors.

Year ended March 31, 2020							(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	2,358	1,298	1,033	908	722	920	537	79	7,855
Europe	842	558	271	592	503	27	267	25	3,085
India	184	7	27	2	12	29	6	66	333
Rest of the world	645	113	356	150	48	5	12	178	1,507
Total	4,029	1,976	1,687	1,652	1,285	981	822	348	12,780
Revenue by offerings
Digital	1,626	867	681	631	489	357	260	97	5,008
Core	2,403	1,109	1,006	1,021	796	624	562	251	7,772
Total	4,029	1,976	1,687	1,652	1,285	981	822	348	12,780

Year ended March 31, 2019							(Dollars in millions)
	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography*
North America	2,290	1,255	796	838	619	844	438	61	7,141
Europe	698	548	271	507	499	15	287	22	2,847
India	172	3	8	—	12	20	2	75	292
Rest of the world	618	129	413	138	33	3	16	169	1,519
Total	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799
Revenue by offerings
Digital	1,180	673	516	437	347	297	185	50	3,685
Core	2,598	1,262	972	1,046	816	585	558	277	8,114
Total	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799

(1)	Financial Services include enterprises in Financial Services and Insurance
(2)	Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)	Communication includes enterprises in Communication, Telecom OEM and Media
(4)	Life Sciences includes enterprises in Life sciences and Health care
(5)	Others include operating segments of businesses in India, Japan, China, Infosys Public Services & other enterprises in Public Services
*	Geographical revenues are based on the domicile of customer.

Summary of Credit Risk Exposure
	(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Balance at the beginning	91	69	63
Translation differences	(7)	(2)	2
Impairment loss recognized/(reversed)	23	34	5
Write offs	(14)	(10)	(1)
Balance at the end	93	91	69

Summary of Credit Receivable	The Group’s credit period generally ranges from 30-60 days.
(Dollars in millions )
	As of
	March 31, 2020	March 31, 2019
Trade receivables	2,443	2,144
Unbilled revenues	941	777

Summary of Contractual Maturities of Significant Financial Liabilities

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2020:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	377	—	—	—	377
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	1,050	3	1	—	1,054
Financial liability under option arrangements - (Refer to Note 2.10)	—	—	82	—	82
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	29	10	9	—	48

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2019:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	239	—	—	—	239
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	1260	2	1	—	1,263
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	17	12	—	5	34